CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations:
Revenues	$ 987.1	$ 958.8
Cost of sales	(863.0)	(810.9)
Gross profit	124.1	147.9
General and administrative expenses	(48.6)	(52.0)
Exploration expenses	(26.3)	(28.4)
Impairment charge	0.0	(17.1)
Other expenses	(49.5)	(9.1)
Earnings (loss) from operations	(0.3)	41.3
Finance costs	(21.0)	(8.6)
Foreign exchange loss	(12.8)	(5.0)
Gain on sale of Bambouk assets	109.1	0.0
Interest income, derivatives and other investment gains	53.2	14.0
Earnings before income taxes	128.2	41.7
Income tax expense	(30.7)	(78.1)
Net earnings (loss) from continuing operations	97.5	(36.4)
Net earnings (loss) from discontinued operations, net of income taxes	6.3	(16.4)
Net earnings (loss)	103.8	(52.8)
Net earnings (loss) from continuing operations attributable to:
Equity holders	88.7	(55.5)
Non-controlling interests	8.8	19.1
Net earnings (loss) from continuing operations	97.5	(36.4)
Net earnings (loss) attributable to:
Equity holders	94.3	(70.1)
Non-controlling interests	9.5	17.3
Net earnings (loss)	$ 103.8	$ (52.8)
Weighted average number of common shares outstanding attributable to equity holders
Basic (in shares)	480.6	478.6
Diluted (in shares)	484.6	478.6
Earnings (loss) per share from continuing operations ($ per share)
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 0.18	$ (0.12)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	0.18	(0.12)
Earnings (loss) per share from discontinued operations ($ per share)
Basic earnings (loss) per share from discontinued operations (in dollars per share)	0.01	(0.03)
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	0.01	(0.03)
Basic earnings (loss) per share (in dollars per share)	0.19	(0.15)
Diluted earnings (loss) per share (in dollars per share)	$ 0.19	$ (0.15)